PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.           PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Buildings	726,263	713,640
Office equipment	17,530	16,338
Motor vehicles	1,313	1,120
Leasehold improvement and decoration	16,890	18,636
Land	50,731	50,731
Subtotal	812,727	800,465
Less: accumulated depreciation	(229,831)	(240,712)
Construction in progress	24,090	28,680
	606,986	588,433
Less: impairment	(137,626)	(174,291)
	469,360	414,142

Depreciation expense for property and equipment amounted to US$23,441, US$21,708 and US$16,010 for the years ended December 31, 2022, 2023 and 2024, respectively. In addition, impairment losses of nil, US$138,243 and US$38,485 were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.